Nature Of Operations And Summary Of Significant Accounting Policies (Computation Of Diluted Average Common Shares) (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Diluted Average Common Shares Computation [Line Items]
Basic average common shares outstanding	328.5	317.6
Shares restricted under stock plans	0.6	0.0
Diluted Average Common Shares	329.1	317.6
Predecessor
Diluted Average Common Shares Computation [Line Items]
Basic average common shares outstanding			317.6
Shares restricted under stock plans			0.0
Diluted Average Common Shares			317.6